Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
7.	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	September 30, 2023	December 31, 2022
Distributor fees and marketing reimbursements	$3,878	$6,348
Accrued compensation	3,720	3,453
Accrued clinical trials and R&D	3,518	228
Accrued selling and marketing	2,220	481
Accrued professional fees	1,277	2,105
Accrued interest	1,519	489
Accrued warranty	33	48
Other accrued expenses	3,151	2,641

Total accrued expenses and other current liabilities	$19,316	$15,793

6.	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2022	2021
Distributor fees and marketing reimbursements	$6,348	$2,086
Accrued compensation	3,453	2,227
Accrued professional fees	2,105	433
Accrued interest	489	—
Deferred rent	—	202
Accrued warranty	48	50
Other accrued expenses	3,350	855

Total accrued expenses and other current liabilities	$15,793	$5,853